Direct Vessel Expenses (Tables)	12 Months Ended
Dec. 31, 2016
DIRECT VESSEL EXPENSES [Abstract]
Direct vessel expenses

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Payroll and related costs	$ 41,443	$ 52,026	$ 47,905
Insurances	4,149	4,088	3,411
Repairs and maintenance	12,351	8,893	9,177
Lubricants	1,046	899	1,523
Victualing	1,973	1,995	2,203
Travel expenses	3,608	3,484	3,644
Other expenses	4,560	3,361	4,324

Total	$ 69,130	$ 74,746	$ 72,187